Acquisitions, Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 02, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 25,857	$ 25,478
Accumulated amortization	(11,940)	11,502
Net	13,917	13,976
Intangible Assets, Net (Excluding Goodwill)	14,047	14,136
Increase (Decrease) in Intangible Assets, Current	2,086
Amortization expense	1,745	1,654	1,514
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
2015	1,700
2016	1,544
2017	1,395
2018	1,236
2019	1,072
Adjustments related to Present Value of Future Profits	293	322
Acquisition API Healthcare [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current	125
Acquisition Avio SpA [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		1,817
Acquisition Lufkin Industries Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		997
Acquisition Thermo Fisher [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current	320
Acquisition Cameron's Reciprocating Compression Div [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current				100
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,483	7,937
Accumulated amortization	2,616	2,311
Net	5,867	5,626
Finite-lived Intangible Assets Acquired	730
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	14 years 1 month 6 days
Patents And Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,772	6,596
Accumulated amortization	2,977	2,615
Net	3,795	3,981
Finite-lived Intangible Assets Acquired	178
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	10 years 9 months 18 days
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,159	1,356
Accumulated amortization	271	295
Net	888	1,061
Finite-lived Intangible Assets Acquired	52
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	17 years 2 months 12 days
Capitalized software[Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,229	8,215
Accumulated amortization	4,944	5,224
Net	3,285	2,991
Finite-lived Intangible Assets Acquired	1,120
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	5 years 8 months 12 days
Leases, Acquired-in-Place [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	140	165
Accumulated amortization	124	124
Net	16	41
Present Value Of Future Profits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	614	574
Accumulated amortization	614	574
Net	0	0
All Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	460	635
Accumulated amortization	394	359
Net	66	276
Finite-lived Intangible Assets Acquired	$ 6
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Finite-Lived Intangible Assets, Useful Life Average	2 years 6 months